Quarterly Holdings Report
for
Fidelity® Intermediate Government Income Fund
May 31, 2024
SLM-NPRT3-0724
1.800340.120
U.S. Government and Government Agency Obligations - 75.8%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 75.4%
U.S. Treasury Bonds 4.125% 8/15/53	5,221	4,789
U.S. Treasury Notes:
0.25% 7/31/25	6,029	5,703
0.25% 10/31/25	2,340	2,189
0.375% 12/31/25	4,210	3,917
0.75% 8/31/26	12,364	11,308
1.125% 8/31/28	53,595	46,571
1.25% 12/31/26	3,278	3,005
1.25% 9/30/28	580	506
1.5% 1/31/27	5,049	4,646
1.875% 2/28/27	5,600	5,196
2% 8/15/25	34,301	33,068
2.5% 2/28/26	9,441	9,058
2.625% 7/31/29	410	375
2.75% 7/31/27	2,880	2,720
2.75% 5/31/29	2,897	2,670
2.75% 8/15/32	13,693	12,061
2.875% 11/30/25	6,513	6,312
2.875% 4/30/29	600	557
2.875% 5/15/32	2,646	2,360
3.125% 11/15/28	8,510	8,028
3.375% 5/15/33	290	266
3.5% 1/31/28	1,920	1,849
3.5% 2/15/33	730	678
3.625% 5/15/26	2,030	1,983
3.625% 3/31/30	4,740	4,526
3.75% 6/30/30	18,410	17,667
3.875% 1/15/26	1,680	1,651
3.875% 12/31/27	1,800	1,757
4% 1/15/27	4,740	4,655
4% 6/30/28	8,620	8,440
4% 10/31/29	6,300	6,144
4% 7/31/30	2,560	2,490
4% 1/31/31	700	680
4.125% 2/15/27	22,940	22,601
4.125% 3/31/29	1,000	983
4.125% 8/31/30	3,770	3,690
4.125% 3/31/31	3,670	3,590
4.125% 11/15/32	3,130	3,048
4.25% 12/31/25	2,030	2,007
4.25% 3/15/27	9,250	9,143
4.25% 2/28/31	4,250	4,189
4.375% 12/15/26	760	753
4.375% 11/30/28	6,350	6,310
4.375% 11/30/30	2,016	2,001
4.5% 11/15/25	2,400	2,382
4.5% 3/31/26	3,237	3,214
4.625% 3/15/26	620	617
4.625% 11/15/26	12,958	12,916
4.625% 9/30/28	10,550	10,578
4.625% 9/30/30	11,400	11,467
4.875% 10/31/28	258	261
4.875% 10/31/30	12,410	12,656
TOTAL U.S. TREASURY OBLIGATIONS		330,231
Other Government Related - 0.4%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,640	1,611
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $347,564)		331,842

U.S. Government Agency - Mortgage Securities - 12.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 3.4%
1.5% 11/1/40 to 11/1/41	2,904	2,330
2% 2/1/28 to 12/1/41	3,938	3,300
2.5% 1/1/30 to 12/1/51	3,841	3,364
3% 2/1/31 to 2/1/52 (b)	3,332	3,028
3.5% 3/1/52	462	407
5% 10/1/52 to 12/1/52 (b)	1,303	1,267
5.5% 6/1/53	112	111
6% 6/1/53 to 3/1/54 (b)(c)	903	912
6.5% 3/1/54	150	152
TOTAL FANNIE MAE		14,871
Freddie Mac - 2.7%
1.5% 12/1/40 to 4/1/41	794	639
2% 2/1/41 to 7/1/41	1,310	1,092
2.5% 1/1/30 to 2/1/42	6,045	5,327
3% 12/1/30 to 9/1/34	363	339
3.5% 1/1/34 to 3/1/52 (b)(c)	2,563	2,282
5% 10/1/52 to 12/1/52 (c)	1,224	1,190
5.5% 9/1/52 to 3/1/54	354	350
6% 9/1/53	49	49
6.5% 10/1/53	716	737
TOTAL FREDDIE MAC		12,005
Ginnie Mae - 2.0%
2% 10/20/50 to 1/20/51	648	519
2% 6/1/54 (d)	600	480
2% 6/1/54 (d)	400	320
2% 6/1/54 (d)	300	240
2% 6/1/54 (d)	1,150	921
2% 6/1/54 (d)	600	480
2% 6/1/54 (d)	1,150	921
2% 6/1/54 (d)	250	200
2% 7/1/54 (d)	1,200	962
2.5% 8/20/51 to 12/20/51	1,366	1,123
6% 6/1/54 (d)	300	302
6% 6/1/54 (d)	275	277
6% 6/1/54 (d)	325	327
6% 6/1/54 (d)	225	226
6% 6/1/54 (d)	175	176
6% 6/1/54 (d)	200	201
6% 7/1/54 (d)	300	301
6% 7/1/54 (d)	225	226
6% 7/1/54 (d)	175	176
6% 7/1/54 (d)	200	201
TOTAL GINNIE MAE		8,579
Uniform Mortgage Backed Securities - 3.9%
2% 6/1/54 (d)	100	77
2% 6/1/54 (d)	150	116
2% 6/1/54 (d)	100	77
2% 6/1/54 (d)	100	77
2% 6/1/54 (d)	150	116
2% 6/1/54 (d)	200	154
2% 6/1/54 (d)	50	39
2% 6/1/54 (d)	450	347
2% 6/1/54 (d)	300	231
2% 7/1/54 (d)	300	232
2% 7/1/54 (d)	300	232
2.5% 6/1/54 (d)	1,325	1,069
3.5% 6/1/54 (d)	725	635
4% 6/1/54 (d)	900	816
4% 6/1/54 (d)	100	91
4% 6/1/54 (d)	100	91
4% 6/1/54 (d)	100	91
4% 6/1/54 (d)	900	816
5% 6/1/54 (d)	550	529
5% 6/1/54 (d)	550	529
5% 6/1/54 (d)	1,100	1,058
5.5% 6/1/54 (d)	8,500	8,361
6% 6/1/54 (d)	150	150
6% 6/1/54 (d)	150	150
6% 6/1/54 (d)	175	175
6% 6/1/54 (d)	125	125
6% 6/1/54 (d)	50	50
6% 6/1/54 (d)	300	300
6% 7/1/54 (d)	150	150
6% 7/1/54 (d)	50	50
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		16,934
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $54,002)		52,389

Collateralized Mortgage Obligations - 4.3%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 4.3%
Fannie Mae:
planned amortization class:
Series 2017-37 Class AB, 2.55% 9/25/46	1,468	1,298
Series 2021-65 Class MA, 2% 8/25/51	796	673
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	267	224
Series 2020-49 Class JA, 2% 8/25/44	92	82
Series 2020-51 Class BA, 2% 6/25/46	460	387
Series 2020-67 Class KZ, 3.25% 9/25/40	422	378
Series 2020-75 Class HA, 1.5% 12/25/44	1,330	1,139
Series 2021-68 Class A, 2% 7/25/49	192	147
Series 2021-85 Class L, 2.5% 8/25/48	106	90
Series 2021-96 Class HA, 2.5% 2/25/50	168	143
Series 2022-1 Class KA, 3% 5/25/48	172	153
Series 2022-13 Class MA, 3% 5/25/44	696	643
Series 2022-3:
Class G, 2% 11/25/47	1,886	1,581
Class N, 2% 10/25/47	1,344	1,140
Series 2022-4 Class B, 2.5% 5/25/49	123	104
Series 2022-49 Class TE, 4.5% 12/25/48	1,296	1,235
Series 2022-5:
Class 0, 2.5% 6/25/48	190	164
Class BA, 2.5% 12/25/49	243	203
Series 2022-65 Class GA, 5% 4/25/46	1,352	1,294
Series 2022-7 Class A, 3% 5/25/48	245	218
Series 2020-45 Class JL, 3% 7/25/40	31	27
Series 2021-59 Class H, 2% 6/25/48	108	85
Series 2021-66:
Class DA, 2% 1/25/48	117	93
Class DM, 2% 1/25/48	124	99
Freddie Mac:
planned amortization class:
Series 2021-5122 Class TE, 1.5% 6/25/51	505	403
Series 2022-5213 Class JM, 3.5% 9/25/51	823	769
Series 2022-5214 Class CG, 3.5% 4/25/52	287	264
Series 2022-5220 Class PK, 3.5% 1/25/51	368	339
Series 2022-5224 Class DQ, 3.75% 8/25/44	461	432
sequential payer:
Series 2020-5018:
Class LC, 3% 10/25/40	208	184
Class LT, 3.25% 10/25/40	436	394
Class LY, 3% 10/25/40	158	140
Series 2021-5175 Class CB, 2.5% 4/25/50	606	514
Series 2021-5180 Class KA, 2.5% 10/25/47	121	105
Series 2022-5189 Class DA, 2.5% 5/25/49	125	105
Series 2022-5190 Class BA, 2.5% 11/25/47	127	109
Series 2022-5191 Class CA, 2.5% 4/25/50	143	120
Series 2022-5197 Class DA, 2.5% 11/25/47	96	83
Series 2022-5198 Class BA, 2.5% 11/25/47	440	386
Series 2022-5200 Class LA, 3% 10/25/48	289	257
Series 2022-5202 Class LB, 2.5% 10/25/47	103	89
Series 2020-5041 Class LB, 3% 11/25/40	355	314
Series 2021-5083 Class VA, 1% 8/15/38	1,256	1,168
Series 2021-5176 Class AG, 2% 1/25/47	456	385
Series 2021-5182 Class A, 2.5% 10/25/48	792	676
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	97	83

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,029)		18,919

Commercial Mortgage Securities - 9.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae Series 2022-66, Class KA, 5% 10/25/52	337	331
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,274	1,256
Series 2015-K049 Class A2, 3.01% 7/25/25	627	610
Series 2015-K050 Class A2, 3.334% 8/25/25 (e)	1,148	1,121
Series 2015-K051 Class A2, 3.308% 9/25/25	2,300	2,242
Series 2015-KPLB Class A, 2.77% 5/25/25	1,300	1,265
Series 2016-K052 Class A2, 3.151% 11/25/25	2,995	2,908
Series 2016-K055 Class A2, 2.673% 3/25/26	2,200	2,106
Series 2017-K066 Class A2, 3.117% 6/25/27	300	284
Series 2017-K729 Class A2, 3.136% 10/25/24	732	724
Series 2018-K731 Class A2, 3.6% 2/25/25	304	300
Series 2018-K732 Class A2, 3.7% 5/25/25	1,726	1,698
Series 2018-K733 Class A2, 3.75% 8/25/25	1,863	1,826
Series 2019-K736 Class A2, 2.282% 7/25/26	1,000	947
Series 2022-K747 Class A2, 2.05% 11/25/28	500	442
Series K058 Class A2, 2.653% 8/25/26	1,400	1,327
Series K073 Class A2, 3.35% 1/25/28	300	284
Series 2016-K059 Class A2, 3.12% 9/25/26 (e)	500	478
Series 2017-K727 Class A2, 2.946% 7/25/24	1,555	1,548
Series K048 Class A2, 3.284% 6/25/25 (e)	8,990	8,802
Series K053 Class A2, 2.995% 12/25/25	1,200	1,161
Series K056 Class A2, 2.525% 5/25/26	2,000	1,905
Series K063 Class A2, 3.43% 1/25/27	500	480
Series K734 Class A2, 3.208% 2/25/26	900	872
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	2,694	2,648
Series K044 Class A2, 2.811% 1/25/25	723	710
FREMF 2015-KPLB Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/25 (f)	4,350	4,196
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $42,639)		42,471

Money Market Funds - 3.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (g) (Cost $14,370)	14,367,092	14,370

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a) (000s)	Value ($) (000s)
Put Options - 0.1%
Option on an interest rate swap with Citibank N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 3.694%, expiring December 2033.	12/12/28	8,300	357

Call Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.694% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2033.	12/12/28	8,300	284

TOTAL PURCHASED SWAPTIONS (Cost $672)			641

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $478,276)	460,632
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(22,757)
NET ASSETS - 100.0%	437,875

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 6/1/54	(300)	(240)
2% 6/1/54	(1,200)	(961)
2.5% 6/1/54	(1,400)	(1,166)
6% 6/1/54	(300)	(302)
6% 6/1/54	(225)	(226)
6% 6/1/54	(175)	(176)
6% 6/1/54	(225)	(226)
6% 6/1/54	(175)	(176)
6% 6/1/54	(200)	(201)
6% 6/1/54	(200)	(201)

TOTAL GINNIE MAE		(3,875)

Uniform Mortgage Backed Securities
2% 6/1/54	(300)	(231)
2% 6/1/54	(800)	(617)
2% 6/1/54	(450)	(347)
2% 6/1/54	(50)	(39)
2% 7/1/54	(300)	(232)
2% 7/1/54	(300)	(232)
2.5% 6/1/54	(3,400)	(2,744)
3.5% 6/1/54	(725)	(635)
4% 6/1/54	(1,100)	(998)
4% 6/1/54	(100)	(91)
4% 6/1/54	(900)	(816)
5% 6/1/54	(550)	(529)
5% 6/1/54	(550)	(529)
5% 6/1/54	(550)	(529)
5% 6/1/54	(550)	(529)
5% 7/1/54	(1,100)	(1,058)
5.5% 6/1/54	(8,500)	(8,361)
5.5% 7/1/54	(8,500)	(8,360)
6% 6/1/54	(300)	(300)
6% 6/1/54	(300)	(300)
6% 6/1/54	(150)	(150)
6% 6/1/54	(50)	(50)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(27,677)

TOTAL TBA SALE COMMITMENTS (Proceeds $31,552)		(31,552)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	341	Sep 2024	37,100	(171)	(171)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	406	Sep 2024	82,703	(74)	(74)

TOTAL PURCHASED					(245)

Sold

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	9	Sep 2024	952	0	0
CBOT Long Term U.S. Treasury Bond Contracts (United States)	16	Sep 2024	1,857	22	22

TOTAL SOLD					22

TOTAL FUTURES CONTRACTS					(223)
The notional amount of futures purchased as a percentage of Net Assets is 27.4%
The notional amount of futures sold as a percentage of Net Assets is 0.6%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2026	913	(7)	0	(7)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2027	28,783	368	0	368
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2031	5,083	116	0	116
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2044	629	28	0	28
TOTAL INTEREST RATE SWAPS							505	0	505

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,291,000.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $995,000.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,196,000 or 1.0% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	27,215	130,213	143,058	470	-	-	14,370	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	72,385	72,385	1	-	-	-	0.0%
Total	27,215	202,598	215,443	471	-	-	14,370

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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